Schedule of Error Corrections Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
RestatementOfPreviouslyIssuedConsolidatedFinancialStatementsLineItems [Line Items]
Net loss	$ (43,842)	$ (6,121,754)	$ (4,893,126)
Comprehensive loss	$ (10,057,034)	$ (9,758,246)	$ (5,250,366)
Loss per share - basic	$ (0.00)	$ (0.10)	$ (0.15)
Loss per share - diluted	$ (0.00)	$ (0.10)	$ (0.15)
Accumulated deficit	$ (44,880,846)	$ (44,837,004)	$ (38,715,250)	$ (33,822,124)
Accumulated other comprehensive loss	(14,023,189)	(4,009,997)	(847,412)	(490,172)
Total stockholders’ equity	22,212,572	20,625,931	(4,461,230)	$ (6,787,233)	$ (6,787,233)
Foreign exchange gain (loss)	(9,932,252)	1,272,450	25,669
Total other income (expense)	5,297,945	2,185,242	(1,937,998)
Net income (loss) before taxes	1,816,484	(6,121,754)	(4,893,126)
Other comprehensive loss
Foreign currency translation	(10,013,192)	$ (3,636,492)	(357,240)
Previously stated [member]
RestatementOfPreviouslyIssuedConsolidatedFinancialStatementsLineItems [Line Items]
Net loss	(1,102,194)
Comprehensive loss	$ (10,057,034)
Loss per share - basic	$ (0.01)
Loss per share - diluted	$ (0.01)
Accumulated deficit	$ (45,939,198)
Accumulated other comprehensive loss	(12,964,837)
Total stockholders’ equity	22,212,572
Foreign exchange gain (loss)	(10,990,604)
Total other income (expense)	4,239,593
Net income (loss) before taxes	758,132
Other comprehensive loss
Foreign currency translation	(8,954,840)
Previously stated [member] | Previous GAAP [member]
RestatementOfPreviouslyIssuedConsolidatedFinancialStatementsLineItems [Line Items]
Change in fair value of derivative liability			1,473,638
Net loss			(2,050,550)
Comprehensive loss			$ (2,407,790)
Loss per share - basic			$ (0.01)
Loss per share - diluted			$ (0.01)
Additional paid-in capital			$ 33,295,413
Accumulated deficit			(30,527,877)
Increase (decrease) due to corrections of prior period errors [member]
RestatementOfPreviouslyIssuedConsolidatedFinancialStatementsLineItems [Line Items]
Net loss	1,058,352
Comprehensive loss
Loss per share - basic	$ 0.01
Loss per share - diluted	$ 0.01
Accumulated deficit	$ 1,058,352
Accumulated other comprehensive loss	(1,058,352)
Total stockholders’ equity
Foreign exchange gain (loss)	1,058,352
Total other income (expense)	1,058,352
Net income (loss) before taxes	1,058,352
Other comprehensive loss
Foreign currency translation	(1,058,352)
Increase (decrease) due to corrections of prior period errors [member] | Previous GAAP [member]
RestatementOfPreviouslyIssuedConsolidatedFinancialStatementsLineItems [Line Items]
Change in fair value of derivative liability			(3,064,400)
Net loss			(3,064,400)
Comprehensive loss			$ (3,064,400)
Loss per share - basic			$ (0.02)
Loss per share - diluted			$ (0.02)
Additional paid-in capital			$ 3,064,400
Accumulated deficit			(3,064,400)
Restated [member]
RestatementOfPreviouslyIssuedConsolidatedFinancialStatementsLineItems [Line Items]
Net loss	(43,842)
Comprehensive loss	$ (10,057,034)
Loss per share - basic	$ (0.00)
Loss per share - diluted	$ (0.00)
Accumulated deficit	$ (44,880,846)
Accumulated other comprehensive loss	(14,023,189)
Total stockholders’ equity	22,212,572
Foreign exchange gain (loss)	(9,932,252)
Total other income (expense)	5,297,945
Net income (loss) before taxes	1,816,484
Other comprehensive loss
Foreign currency translation	$ (10,013,192)
Restated [member] | Previous GAAP [member]
RestatementOfPreviouslyIssuedConsolidatedFinancialStatementsLineItems [Line Items]
Change in fair value of derivative liability			(1,590,762)
Net loss			(5,114,950)
Comprehensive loss			$ (5,472,190)
Loss per share - basic			$ (0.03)
Loss per share - diluted			$ (0.03)
Additional paid-in capital			$ 36,359,813
Accumulated deficit			$ (33,592,277)